PROMISSORY NOTES - Additional Information (Details) - USD ($)				9 Months Ended	12 Months Ended
	Sep. 04, 2021	Dec. 18, 2020	Apr. 17, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jan. 01, 2019
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding							$ 170,000
Stated interest rate					12.00%
Proceeds from issuance of debt				$ 193,200
Debt instrument, maturity date		Dec. 18, 2025
Unsecured Debt
Short Term Debt [Line Items]
Proceeds from issuance of debt			$ 193,200
Debt instrument, maturity date			Apr. 17, 2022
Debt instrument, term			2 years
Debt instrument, payment terms				Interest accrues on the loan beginning with the initial disbursement; however, payments of principal and interest are deferred until Vectra’s determination of the amount of forgiveness applied for by the Company is approved by the SBA. If the Company does not apply for forgiveness within 10 months after the last day of the covered period (defined, at the Company’s election as 24 weeks), such payments will be due that month.
Unsecured Debt | Twelve Percent Promissory Note Due July172017
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding								$ 494,437
Accrued interest								$ 136,927
Stated interest rate								12.00%
Unsecured Debt | Twelve Percent Promissory Note Due September 11, 2019 and March 9, 2020
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					$ 150,000	$ 500,000
Stated interest rate					12.00%	12.00%
Debt instrument, unamortized discount (premium), net					$ 35,000	$ 120,000
Proceeds from issuance of debt					$ 115,000	$ 380,000
Debt instrument, maturity start date						Sep. 11, 2019
Debt instrument, maturity end date						Mar. 09, 2020
Debt instrument, maturity date					May 01, 2021
Unsecured Debt | SBA | Vectra
Short Term Debt [Line Items]
Proceeds from issuance of debt			$ 193,200
Debt instrument, maturity date			Apr. 17, 2022
Debt instrument, term			2 years
Debt instrument, payment terms					Interest accrues on the loan beginning with the initial disbursement; however, payments of principal and interest are deferred until Vectra’s determination of the amount of forgiveness applied for by the Company is approved by the SBA. If the Company does not apply for forgiveness within 10 months after the last day of the covered period (defined, at the Company’s election as 24 weeks), such payments will be due that month.
Change in fair value of derivatives and gain/(loss) on extinguishment of liabilities,net including the accrued interest	$ 195,852
Convertible Debt | BayBridge Convertible Note Two
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding								$ 850,000
Accrued interest								$ 61,246